UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21193

First American Minnesota Municipal Income Fund II, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-677-3863

Date of fiscal year end:   August 31

Date of reporting period:  February 28, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

MINNESOTA MUNICIPAL
INCOME FUND II

February 28, 2007
SEMIANNUAL REPORT

MINNESOTA MUNICIPAL
INCOME FUND II

Our Image – George Washington

His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American.

Table of Contents

1	Fund Overview

2	Financial Statements

5	Notes to Financial Statements

12	Schedule of Investments

15	Notice to Shareholder

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Fund OVERVIEW

Portfolio Allocation

As a percentage of total assets on February 28, 2007

Credit Quality Breakdown*

As a percentage of total assets on February 28, 2007

AAA	22%
AA	16%
A	22%
BBB	18%
BB	2%
Nonrated	19%
Other Assets	1%
100%

*Individual security ratings are based on information from Moody's Investors Service, Standard & Poor's, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

2007 Semiannual Report

Minnesota Municipal Income Fund II

Financial STATEMENTS

Statement of Assets and Liabilities February 28, 2007 (unaudited)

Assets:
Investments in securities at market value (cost: $34,480,103) (note 2)	$35,945,315
Receivable for accrued interest	489,230
Prepaid expenses and other assets	26,373
Total assets	36,460,918
Liabilities:
Payable for investments purchased on a when-issued basis	1,000,000
Payable for preferred share distributions (note 3)	3,472
Payable for investment advisory fees (note 5)	9,450
Payable for administrative fees (note 5)	5,400
Payable for transfer agent fees	8,525
Payable for professional fees	18,898
Payable for other expenses	19,963
Total liabilities	1,065,708
Preferred shares, at liquidation value	13,000,000
Net assets applicable to outstanding common shares	$22,395,210
Net assets applicable to outstanding common shares consist of:
Common shares and additional paid-in capital	$20,798,974
Undistributed net investment income	57,726
Accumulated net realized gain on investments	73,298
Net unrealized appreciation of investments	1,465,212
Net assets applicable to outstanding common shares	$22,395,210
Net asset value and market price of common shares:
Net assets applicable to outstanding common shares	$22,395,210
Common shares outstanding (authorized 200 million shares of $0.01 par value)	1,472,506
Net asset value per share	$15.21
Market price per share	$14.58
Liquidation preference of preferred shares (note 3):
Net assets applicable to preferred shares	$13,000,000
Preferred shares outstanding (authorized one million shares)	520
Liquidation preference per share	$25,000

See accompanying Notes to Financial Statements.

2007 Semiannual Report

Minnesota Municipal Income Fund II

Statement of Operations For the Six-Month Period Ended February 28, 2007 (unaudited)

Investment income:
Interest from unaffiliated securities	$868,468
Dividends from unaffiliated securities	6,157
Dividends from affiliated money market fund	95
Total investment income	874,720
Expenses (note 5):
Investment advisory fees	70,312
Administrative fees	35,185
Auction agent fees	16,388
Custodian fees	907
Directors' fees	7,467
Postage and printing fees	10,534
Transfer agent fees	10,999
Professional fees	21,633
Other expenses	28,020
Total expenses	201,445
Less: Waiver of advisory fees	(8,739)
Less: Indirect payments from the custodian	(126)
Total net expenses	192,580
Net investment income	682,140
Net realized and unrealized gains (losses) on investments in securities and futures contracts (note 2 and 4)
Net realized gain (loss) on:
Investments in securities	89,206
Futures contracts	(36,865)
Net change in unrealized appreciation or depreciation of :
Investments in securities	149,365
Futures contracts	44,459
Net gain on investments	246,165
Distributions to preferred shareholders (note 2):
From net investment income	(212,735)
From net realized gain on investments	(7,039)
Total distributions	(219,774)
Net increase in net assets applicable to common shares resulting from operations	$708,531

See accompanying Notes to Financial Statements.

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Minnesota Municipal Income Fund II

Financial STATEMENTS continued

Statement of Changes in Net Assets

	Six-Month Period Ended 2/28/07 (unaudited)	Year Ended 8/31/06
Operations:
Net investment income	$682,140	$1,374,450
Net realized gain (loss) on:
Investment in securities	89,206	65,452
Futures contracts	(36,865)	(7,977)
Net change in unrealized appreciation or depreciation of :
Investment in securities	149,365	(448,320)
Futures contracts	44,459	(44,459)
Distributions to preferred shareholders (note 2):
From net investment income	(212,735)	(363,831)
From net realized gain on investments	(7,039)	(12,522)
Net increase in net assets applicable to common shares resulting from operations	708,531	562,793
Distributions to common shareholders (note 2):
From net investment income	(477,092)	(1,016,029)
From net realized gain on investments	(16,463)	(64,319)
Total distributions	(493,555)	(1,080,348)
Total increase (decrease) in net assets in net assets applicable to common shares	214,976	(517,555)
Net assets applicable to common shares at beginning of period	22,180,234	22,697,789
Net assets applicable to common shares at end of period	$22,395,210	$22,180,234
Undistributed net investment income	$57,726	$65,413

See accompanying Notes to Financial Statements.

2007 Semiannual Report

Minnesota Municipal Income Fund II

Notes to Financial STATEMENTS (unaudited as of February 28, 2007)

(1) Organization
  First American Minnesota Municipal Income Fund II, Inc. (the "fund") is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, closed-end management investment company. The fund invests primarily in Minnesota municipal securities that, at the time of purchase, are rated investment grade or are unrated and deemed to be of comparable quality by FAF Advisors, Inc. ("FAF Advisors" ). The fund may invest up to 5% of its total assets in municipal securities that, at the time of purchase, are rated lower than investment grade or are unrated and deemed to be of comparable quality by FAF Advisors. The fund will not invest in municipal securities that, at the time of purchase, are rated lower than B or are unrated and deemed to be of comparable quality by FAF Advisors. The fund's investments may include municipal derivative securities, which may be more volatile than traditional municipal securities in certain market conditions. The fund's investments also may include repurchase agreements, futures contracts, options on futures contracts, options, and interest rate swaps, caps, and floors. Fund shares are listed on the American Stock Exchange under the symbol MXN.

The fund concentrates its investments in Minnesota and therefore, may have more credit risk related to the economic conditions of Minnesota than a portfolio with a broader geographical diversification.

(2) Summary of Significant Accounting Policies
   Security Valuations

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund's board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Security valuations are performed once a week and at the end of each month. As of February 28, 2007, the fund had no fair-valued securities.

Security Transactions and Investment Income

For financial statement purposes, the fund records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of bond premiums, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

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Minnesota Municipal Income Fund II

Notes to Financial STATEMENTS continued

Repurchase Agreements

For repurchase agreements entered into with certain broker-dealers, the fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate balance of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the fund's custodian bank until maturity of the repurchase agreement. All agreements require that the daily market value of the collateral be in excess of the repurchase amount, including accrued interest, to protect the fund in the event of a default. As of February 28, 2007, the fund had no outstanding repurchase agreements.

Futures Transactions

In order to protect against changes in interest rates, the fund may buy and sell interest rate futures contracts. Upon entering into a futures contract, the fund is required to deposit cash or pledge U.S. government securities in an amount equal to 5% of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund's basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund's statement of assets and liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the period will be recognized as capital gains (losses) for federal income tax purposes. As of February 28, 2007, the fund had no outstanding futures contracts.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities that have been purchased by the fund on a when-issued or forward-commitment basis can take place a month or more after the transaction date. Such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The fund segregates assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the fund's net asset value if the fund makes such purchases while remaining substantially fully invested. As of February 28, 2007, the fund had $1,000,000 of when-issued or forward-commitment securities outstanding.

In connection with the ability to purchase securities on a when-issued basis, the fund may also enter into dollar rolls in which the fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. As an inducement for the fund to "rollover" its purchase commitments, the fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage. As of and for the six-month period ended February 28, 2007, the fund had no dollar roll transactions.

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Minnesota Municipal Income Fund II

Taxes

Federal

The fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Net investment income and net realized gains and losses may differ for financial statement and tax purposes primarily due to mark-to-market gains and losses on futures contracts. The character of distributions made during the six-month period ended February 28, 2007, and the fiscal year ended August 31, 2006, from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which amounts are distributed may differ from the fiscal period that the income or realized gains or losses were recorded by the fund.

The tax character of common and preferred share distributions paid during the six-month period ended February 28, 2007 (estimated) and the fiscal year ended August 31, 2006, were characterized as follows:

	2/28/07	8/31/06
Distributions paid from:
Tax exempt income	$687,810	$1,367,787
Ordinary income	2,017	17,586
Long-term capital gains	23,502	68,896
	$713,329	$1,454,269

At August 31, 2006, the fund's most recently completed fiscal year, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$170
Undistributed tax-exempt income	70,087
Unrealized appreciation	1,315,847
Accumulated earnings	$1,386,104

State

Minnesota taxable net income is generally based on federal taxable income. The portion of tax-exempt dividends paid by the fund that is derived from interest on Minnesota municipal bonds will be excluded from Minnesota taxable net income of individuals, estates, and trusts, provided that the portion of the tax-exempt dividends paid from these obligations represents 95% or more of the exempt-interest dividends paid by the fund. The remaining portion of these dividends, and dividends that are not exempt-interest dividends or capital gains distributions, will be included in the Minnesota taxable net income of individuals, estates, and trusts, except for dividends directly attributable to interest on obligations of the U.S. government, its territories and possessions.

The 1995 Minnesota Legislature enacted a statement of intent (codified at Minn. Stat. Section 289A.50, subdivision 10) that interest on obligations of Minnesota governmental units and Indian tribes be included in net income of individuals, estates and trusts for Minnesota income tax purposes if a court determines that Minnesota's exemption of such interest unlawfully discriminates against interstate commerce because interest on obligations of governmental issuers located in other states is so included. This provision applies to taxable years that begin during or

2007 Semiannual Report

Minnesota Municipal Income Fund II

Notes to Financial STATEMENTS continued

after the calendar year in which any such court decision becomes final, irrespective of the date on which the obligations were issued. A recent decision by the Kentucky Court of Appeals held that Kentucky's tax exemption of interest on its own bonds and its taxation of interest on the bonds of other states is illegal. The Kentucky Supreme Court declined to review this decision. Kentucky officials have stated that they plan to seek U.S. Supreme Court review of this decision. The fund cannot predict the likelihood that interest on the Minnesota bonds held by the fund would become taxable for Minnesota income tax purposes under Section 289A.50, subdivision 10.

Distributions to Shareholders

Distributions from net investment income are made monthly for common shareholders and weekly for preferred shareholders. Common share distributions are recorded as of the close of business on the ex-dividend date and preferred share dividends are accrued daily. Net realized gains distributions, if any, will be made at least annually. Distributions are payable in cash or, for common shareholders pursuant to the fund's dividend reinvestment plan, reinvested in additional common shares of the fund. Under the dividend reinvestment plan, common shares will be purchased in the open market.

Deferred Compensation Plan

Under a Deferred Compensation Plan (the "Plan"), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, preselected by each director. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the results of operations during the reporting period. Actual results could differ from these estimates.

(3) Preferred Shares
   As of February 28, 2007, the fund had 520 preferred shares outstanding with a liquidation preference of $25,000 per share. The dividend rate on the preferred shares is adjusted every seven days (on Fridays), at an auction conducted by Bank of New York (the "Auction Agent"). On February 28, 2007, the dividend rate was 3.25%.

(4) Investment Security Transactions
   Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six month period ended February 28, 2007, aggregated $3,626,048 and $3,660,459, respectively.

(5) Expenses
   Investment Advisory Fees

Pursuant to an investment advisory agreement (the "Agreement"), FAF Advisors, a subsidiary of U.S. Bank National Association ("U.S. Bank"), manages the fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement provides FAF Advisors with a monthly investment advisory fee in an amount equal to an annualized rate of 0.40% of the fund's average weekly net assets including preferred shares. FAF Advisors has contractually agreed to limit its fee to an annualized rate of 0.35% of average weekly net assets including preferred shares

2007 Semiannual Report

Minnesota Municipal Income Fund II

through October 31, 2007. For its fee, FAF Advisors provides investment advice and, in general, conducts the management and investment activities of the fund.

The fund may invest in related money market funds that are series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to FAF Advisors, which acts as the investment advisor to both the fund and the related money market funds, FAF Advisors will reimburse the fund an amount equal to the investment advisory fee received from the related money market funds that is attributable to the assets of the fund. For financial statement purposes, this reimbursement is recorded as investment income.

Administrative Fees

FAF Advisors serves as the fund's administrator pursuant to an administration agreement between FAF Advisors and the fund. Under this agreement, FAF Advisors receives a monthly administrative fee in an amount equal to an annualized rate of 0.20% of the fund's average weekly net assets including preferred shares. For its fee, FAF Advisors provides numerous services to the fund including, but not limited to, handling the general business affairs, financial and regulatory reporting, and various other services.

Auction Agent Fees

The fund has entered into an auction agency agreement with the Auction Agent. The auction agency agreement provides the Auction Agent with a monthly fee in an amount equal to an annual rate of 0.25% of the fund's average amount of preferred shares outstanding. For its fee, the Auction Agent will act as agent of the fund in conducting the auction of preferred shares at which the applicable dividend rate is determined for each seven-day dividend period.

Custodian Fees

U.S. Bank serves as the fund's custodian pursuant to a custodian agreement with the fund. The custodian fee charged to the fund is equal to an annual rate of 0.005% of average weekly net assets, including preferred shares. These fees are computed weekly and paid monthly.

Under this agreement, interest earned on uninvested cash balances is used to reduce a portion of the fund's custodian expenses. These credits, if any are disclosed as "Indirect payments from the custodian" in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which will increase the fund's custodian expenses. For the six-month period ended February 28, 2007, custodian fees were increased by $27 as a result of overdrafts and reduced by $126 as a result of interest earned.

Other Fees and Expenses

In addition to the investment advisory, administrative, auction agent, and custodian fees, the fund is responsible for paying most other operating expenses, including: outside directors' fees and expenses, listing fees, postage and printing of shareholder reports, transfer agent fees and expenses, legal, auditing, and accounting services, insurance, interest, taxes, and other miscellaneous expenses. For the six month period ended February 28, 2007, legal fees and expenses of $1,268 were paid to a law firm of which an Assistant Secretary of the Fund is a partner.

Expenses that are directly related to the fund and charged directly to the fund. Other operating expenses of the First American Family of Funds are allocated to the fund on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds, or a combination of both methods.

2007 Semiannual Report

Minnesota Municipal Income Fund II

Notes to Financial STATEMENTS continued

(6) Indemnifications
   The fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown. However, the fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(7) New Accounting Pronouncements
  On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the fund will incorporate FIN 48 in its semiannual report on February 28, 2008.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value and requires additional disclosure about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of February 28, 2007, the fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for the fiscal period.

2007 Semiannual Report

Minnesota Municipal Income Fund II

(8) Financial Highlights
   Per-share data for a share of capital shares outstanding throughout each period and selected information for each period are as follows:

	Six-Month Period Ended		Year	Seven-Month		Year Ended January 31,		Period from
	2/28/07 (unaudited)		Ended 8/31/06	Period Ended 8/31/05		2005	2004	10/31/02* to 1/31/03
Per-Share Date
Net asset value, common shares, beginning of period	$15.06		$15.41	$15.19		$14.70	$14.56	$14.33
Operations:
Net investment income	0.46		0.93	0.53		0.94	0.82	0.14
Net realized and unrealized gains (losses) on investments	0.17		(0.29)	0.25		0.47	0.39	0.19
Distributions to preferred shareholders:
From net investment income	(0.15)		(0.25)	(0.10)		(0.09)	(0.07)	—
From net realized gain on investments	—	(f)	(0.01)	—		— (f)	— (f)	—
Total from operations	0.48		0.38	0.68		1.32	1.14	0.33
Distributions to common shareholders:
From net investment income	(0.32)		(0.69)	(0.46)		(0.79)	(0.80)	(0.07)
From net realized gain on investments	(0.01)		(0.04)	—		(0.04)	(0.03)	—
Total distributions to common shareholders	(0.33)		(0.73)	(0.46)		(0.83)	(0.83)	(0.07)
Offering costs and underwriting discounts associated with the issuance of preferred shares and common shares	$—		$—	$—		$—	$(0.17)	$(0.03)
Net asset value, common shares, end of period	$15.21		$15.06	$15.41		$15.19	$14.70	$14.56
Market value, common shares, end of period	$14.58		$14.24	$15.06		$14.39	$14.60	$14.80
Selected Information
Total return, common shares, net asset value (a)	3.26	% (g)	2.65%	4.57	% (g)	9.36%	6.86%	2.07	% (g)
Total return, common shares, market value (b)	4.77	% (g)	(0.35)%	8.00	% (g)	4.66%	4.36%	(0.90	)% (g)
Net Assets applicable to common shares at end of period (in millions)	$22		$22	$23		$22	$22	$21
Ratio of expenses to average weekly net assets applicable to common shares before fee waivers (c)	1.82	% (e)	1.70%	1.67	% (e)	1.61%	1.99%	0.82	% (e)
Ratio of expenses to average weekly net assets applicable to common shares after fee waivers (c)	1.75	% (e)	1.62%	1.59	% (e)	1.53%	1.91%	0.77	% (e)
Ratio of net investment income to average weekly net assets applicable to common shares before fee waivers (c)	6.18	% (e)	6.21%	6.03	% (e)	6.31%	5.87%	3.95	% (e)
Ratio of net investment income to average weekly net assets applicable to common shares after fee waivers (c)	6.26	% (e)	6.29%	6.10	% (e)	6.39%	5.95%	4.00	% (e)
Portfolio turnover rate	10%		18%	7%		13%	22%	20%
Net assets applicable to preferred shares outstanding, end of period (in millions)	$13		$13	$13		$13	$13	$—
Asset coverage per preferred share (in thousands) (d)	$68		$68	$69		$68	$67	$—
Liquidation preference and market value per preferred share (in thousands)	$25		$25	$25		$25	$25	$—

*  Commencement of operations.

(a)  Assumes reinvestment of distributions at net asset value.

(b)  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

(c)  Ratios do not reflect the effect of dividend payments to preferred shareholders; income ratios reflect income earned on assets attributable to preferred shares, where applicable.

(d)  Represents net assets applicable to common shares plus preferred shares at liquidation value divided by preferred shares outstanding.

(e)  Annualized.

(f)  Less than $0.01 per share.

(g)  Total return has not been annualized.

2007 Semiannual Report

Minnesota Municipal Income Fund II

Schedule of INVESTMENTS (unaudited)

Minnesota Municipal Income Fund II  February 28, 2007

Description of Security	Principal Amount	Market Value (a)
(Percentages of each investment category relate to net assets applicable to outstanding common shares)
Municipal Long-Term Securities — 155.3%
Industrial Revenue — 2.2%
Duluth Seaway Port Authority, Cargill Project, 4.20%, 5/1/13	$500,000	$503,305
Economic Development Revenue — 3.5%
Agriculture and Economic Development Board, Small Business Program A - Lot 1, (AMT), 5.55%, 8/1/16	400,000	408,140
Marshall Health Care Facility, Weiner Medical Center, 5.35%, 11/1/17	350,000	372,169
		780,309
Education Revenue — 14.7%
Higher Education Facility, Augsburg College, 5.00%, 5/1/28	200,000	208,712
Higher Education Facility, College of Art & Design, 5.00%, 5/1/26	400,000	418,544
Higher Education Facility, St. Catherine's College, 5.38%, 10/1/32	1,000,000	1,057,980
Higher Education Facility, St. John's University (Prerefunded 10/1/11 @ 100), 5.25%, 10/1/26 (b)	350,000	372,705
St. Paul Housing and Redevelopment Authority, Community Peace Academy Project Series A, 5.00%, 12/1/36	200,000	204,542
St. Paul Housing and Redevelopment Authority, St. Paul Academy and Summit School, 5.50%, 10/1/24	1,000,000	1,036,790
		3,299,273
General Obligations — 9.2%
Crow Wing County General Obligation (MBIA), 5.00%, 2/1/21	550,000	592,834
Minneapolis Sports Arena Project, 5.20%, 10/1/24	400,000	405,636
Robbinsdale Independent School District (FSA), 5.00%, 2/1/21	1,000,000	1,056,170
		2,054,640
Healthcare Revenue — 52.2%
Aitkin Health Care Facilities Revenue, Riverwood Health Care Center, 5.50%, 2/1/24	200,000	206,248
Agriculture and Development Board, Fairview Health Care System, (Prerefunded 11/15/10 @ 101), 6.38%, 11/15/29 (b)	675,000	743,209
Agriculture and Development Board, Fairview Health Care System, 6.38%, 11/15/29	25,000	27,082
Bemidji Health Care Facilities, North Country Health Services (RAAI), 5.00%, 9/1/31	1,000,000	1,040,470
Colorado Health Facilities Authority Revenue, Christian Living Communities Project, 5.75%, 1/1/37	200,000	210,120
Cottage Grove Senior Housing Revenue, Cottage Grove Project, 5.00%, 12/1/31	175,000	175,210
Cuyuna Range Hospital District, 6.00%, 6/1/29	350,000	356,713
5.50%, 6/1/35	400,000	416,492
Duluth Health Care Facility, Benedictine Health System - St. Mary's Hospital, 5.25%, 2/15/33	1,000,000	1,049,880
Fergus Falls Health Care Facility, Broen Memorial Home Project, 7.00%, 11/1/19	350,000	350,354
Glencoe Health Care Facilities, Glencoe Regional Health Services, 5.00%, 4/1/20	700,000	728,336
Glencoe Health Care Facilities, Glencoe Regional Health Services (Prerefunded 4/1/11 @ 101), 7.50%, 4/1/31 (b)	400,000	454,604
Golden Valley Health Care Facilities, Covenant Retirement Communities, 5.50%, 12/1/25	600,000	623,358
Illinois Finance Authority Revenue, Franciscan Community, 5.50%, 5/15/37	250,000	254,672
Inver Grove Heights Minnesota Nursing, Presbyterian Homes, 5.50%, 10/1/33	250,000	255,020
Minneapolis and St. Paul Housing and Redevelopment Authority, Healthpartners Project, 5.88% 12/1/29	750,000	815,835
Minneapolis Health Care Facilities, Allina Health Systems, 5.75%, 11/15/32	300,000	325,125
Monticello, Big Lake Community Hospital District, 6.20%, 12/1/22	400,000	422,456
New Hope Housing and Health Care Facility, Masonic Home North Ridge, 5.75%, 3/1/15	400,000	413,368
Pine City Health Care, North Branch, 5.00%, 10/20/47	125,000	130,366
Shakopee Health Care Facility, St. Frances Regional Medical Center, 5.10%, 9/1/25	500,000	525,240
St. Louis Park Health Care Facilities, Park Nicollet Health Systems, 5.25%, 7/1/30	250,000	264,963
5.50%, 7/1/25	250,000	270,663
St. Paul Housing and Redevelopment Authority Hospital Revenue, Healtheast Project, 6.00%, 11/15/30	200,000	222,786
St. Paul Housing and Redevelopment Authority, Nursing Home Episcopal, 5.63%, 10/1/33	500,000	516,730
St. Paul Housing and Redevelopment Authority, Regions Hospital, 5.25%, 5/15/18	500,000	510,320
5.30%, 5/15/28	170,000	173,341
Winona Health Care Facilities, Winona Health Obligated Group, 6.00%, 7/1/34	200,000	219,046
		11,702,007

See accompanying Notes to Schedule of Investments.

2007 Semiannual Report

Minnesota Municipal Income Fund II

Minnesota Municipal Income Fund II (continued)

Description of Security	Principal Amount/ Shares	Market Value (a)
Housing Revenue — 28.4%
Eden Prairie Multifamily Housing, Preserve Place (GNMA), 5.60%, 7/20/28	$500,000	$514,195
Hopkins Multifamily Housing, Hopkins Renaissance Project, 6.25%, 4/1/15	500,000	510,935
Minneapolis Multifamily Housing, Seward Towers Project (GNMA), 5.00%, 5/20/36	1,190,000	1,239,599
Minneapolis and St. Paul Housing, Finance Board Single Family, (AMT) Mortgage-Backed City Living, 5.00%, 11/1/38	200,000	206,374
Minnesota State Housing Finance Agency, Residential Housing, (AMT) 4.70%, 7/1/27 (c)	1,000,000	1,008,220
Moorhead Economic Development Authority, Eventide Project, 5.15%, 6/1/29	300,000	301,779
Moorhead Senior Housing Revenue, Sheyenne Crossing Project, 5.65%, 4/1/41	330,000	335,917
Prior Lake Senior Housing Revenue, Shepards Path Senior Housing, 5.70%, 8/1/36	200,000	207,066
Southeast State Multi-County Housing and Redevelopment Authority, Goodhue County Apartments, 6.75%, 1/1/31	320,000	334,291
St. Paul Multifamily Housing, Selby Grotto Housing Project, (AMT) (GNMA), 5.50%, 9/20/44	655,000	679,405
Washington County Housing and Redevelopment Authority, Woodland Park Apartments, 4.70%, 10/1/26	1,000,000	1,015,680
		6,353,461
Leasing Revenue — 23.6%
Andover Economic Development Authority Public Facility Lease Revenue, Andover Community Center (Crossover Refunded 2/1/14 @ 100), 5.13%, 2/1/24 (b)	500,000	529,990
Hopkins Housing and Redevelopment Authority, Public Facility Lease Revenue, Public Works and Fire Station (MBIA), 5.00%, 2/1/23	1,000,000	1,058,210
Otter Tail County Housing and Redevelopment Authority, Building Lease Revenue, Series A, 5.00%, 2/1/19	525,000	548,210
Ramsey County Public Improvement, 4.75%, 1/1/24	1,000,000	1,026,900
St. Paul Port Authority Healtheast Midway Campus, 5.75%, 5/1/25	600,000	624,942
St. Paul Port Authority Office Building Facility, Robert Street, 5.25%, 12/1/27	1,000,000	1,070,030
Washington County Housing and Redevelopment Authority, Lower St. Croix Valley Fire Protection, 5.13%, 2/1/24	400,000	416,872
		5,275,154
Recreation Authority Revenue — 3.3%
Moorhead Gross Revenue, Golf Course, 5.88%, 12/1/21	400,000	406,324
St. Paul Port Authority Hotel Facility (Prerefunded 8/1/08 @ 103), 7.38%, 8/1/29 (b)	300,000	323,652
		729,976
Tax Revenue — 1.6%
Minneapolis Tax Increment Revenue, St. Anthony Falls Project, 5.65%, 2/1/27	150,000	154,333
5.75%, 2/1/27	200,000	207,024
		361,357
Transport Revenue — 4.7%
Minneapolis and St. Paul Metropolitan Airport Commission (FGIC) (Prerefunded 1/1/11 @ 100), 5.25%, 1/1/32 (b)	1,000,000	1,056,450
Utility Revenue — 11.9%
Chaska Electric, 6.10%, 10/1/30	10,000	10,723
5.00%, 10/1/30	500,000	524,170
Chaska Electric (Prerefunded 10/1/10 @ 100), 6.10%, 10/1/30 (b)	990,000	1,071,259
Public Facility Authority, Drinking Water Revenue, 5.00%, 3/1/11	1,000,000	1,050,030
		2,656,182
Total Municipal Long-Term Securities (cost: $33,306,902)		34,772,114
Short-Term Investments — 5.2%
Money Market Fund — 5.2%
Federated Minnesota Municipal Cash Trust	1,173,201	1,173,201
Total Investment in Securities (d) — 160.5% (cost: $34,480,103)		35,945,315
Preferred Shares, at Liquidation Value — (58.0)%		(13,000,000)
Other Assets and Liabilities, Net — (2.5)%		(550,105)
Total Net Assets — 100%		$22,395,210

See accompanying Notes to Schedule of Investments.

2007 Semiannual Report

Minnesota Municipal Income Fund II

Schedule of INVESTMENTS concluded

Notes to Schedules of Investments:

(a)  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

(b)  Prerefunded issues are backed by U.S. government obligations. Crossover refunded issues are backed by the credit of the refunding issuer. In both cases, the bonds mature at the date and price indicated.

(c)  Security purchased on a when-issued basis. On February 28, 2007, the cost of investments purchased on a when-issued basis was $1,000,000 or 4.5% of total net assets. See note 2 in Notes to Financial Statements.

(d)  On February 28, 2007, the cost of investments in securities for federal income tax purposes was $34,480,103. There are currently no material differences between federal cost and book cost. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were as follows:

Gross unrealized appreciation	$1,465,212
Gross unrealized depreciation	0
Net unrealized appreciation	$1,465,212

  AMT–Alternative Minimum Tax. As of February 28, 2007, the aggregate market value of securities subject to the Alternative Minimum Tax is $2,302,139, which represents 10.3% of net assets applicable to common shares.

  FGIC–Financial Guaranty Insurance Corporation

  FSA–Financial Security Assurance

  GNMA–Government National Mortgage Association

  MBIA–Municipal Bond Insurance Association

  RAAI–Radian Asset Assurance Inc.

2007 Semiannual Report

Minnesota Municipal Income Fund II

NOTICE TO SHAREHOLDERS (unaudited)

ANNUAL MEETING RESULTS

An annual meeting of the fund's shareholders was held on December 4, 2006. Each matter voted upon at that meeting, as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes with respect to such matters, are set forth below:

(1) The fund's preferred shareholders elected the following directors:

	Shares Voted "For"	Shares Withholding Authority to Vote
Roger A. Gibson	520	0
Leonard W. Kedrowski	520	0

(2) The fund's common and preferred shareholders, voting as a single class, elected the following directors:

	Shares Voted "For"	Shares Withholding Authority to Vote
Benjamin R. Field III	1,396,248	5,100
Victoria J. Herget	1,397,148	4,200
John P. Kayser	1,397,148	4,200
Richard K. Riederer	1,397,148	4,200
Joseph D. Strauss	1,395,835	5,513
Virginia L. Stringer	1,397,148	4,200
James M. Wade	1,397,148	4,200

(3)  The fund's common and preferred shareholders, voting as a single class, ratified the selection by the fund's board of directors of Ernst & Young LLP as the independent registered public accounting firm for the fund for the fiscal period ending August 31, 2007. The following votes were cast regarding this matter:

Shares Voted "For"	Shares Voted "Against"	Abstentions	Broker Non-Votes
1,388,034	2,600	10,714	—

HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at www.firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q HOLDINGS INFORMATION

The fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The fund's Forms N-Q will be available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. In addition, you may review and copy the fund's Forms N-Q at the Commission's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

QUARTERLY PORTFOLIO HOLDINGS

The fund will make portfolio holdings information publicly available by posting the information at www.firstamericanfunds.com on a quarterly basis. The fund will attempt to post such information within 10 days of the quarter end.

2007 Semiannual Report

Minnesota Municipal Income Fund II

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Board of DIRECTORS

VIRGINIA STRINGER

Chairperson of Minnesota Municipal Income Fund II

Governance Consultant; former Owner and President of Strategic Management Resources, Inc.

BENJAMIN FIELD III

Director of Minnesota Municipal Income Fund II

Retired; former Senior Financial Advisor, Senior Vice President, Chief Financial Officer,

and Treasurer of Bemis Company, Inc.

ROGER GIBSON

Director of Minnesota Municipal Income Fund II

Director of Charterhouse Group, Inc.

VICTORIA HERGET

Director of Minnesota Municipal Income Fund II

Investment Consultant; former Managing Director of Zurich Scudder Investments

JOHN KAYSER

Director of Minnesota Municipal Income Fund II

Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of

William Blair & Company, LLC

LEONARD KEDROWSKI

Director of Minnesota Municipal Income Fund II

Owner and President of Executive and Management Consulting, Inc.

RICHARD RIEDERER

Director of Minnesota Municipal Income Fund II

Owner and Chief Executive Officer of RKR Consultants, Inc.

JOSEPH STRAUSS

Director of Minnesota Municipal Income Fund II

Owner and President of Strauss Management Company

JAMES WADE

Director of Minnesota Municipal Income Fund II

Owner and President of Jim Wade Homes

Minnesota Municipal Income Fund II’s Board of Directors is comprised entirely of independent directors.

MINNESOTA MUNICIPAL INCOME FUND II
2007 Semiannual Report

FAF Advisors, Inc., is a wholly owned subsidiary of U.S. Bank National Association, which is a wholly owned subsidiary of U.S. Bancorp.

This document is printed on paper containing 10% postconsumer waste.

Item 2—Code of Ethics

Not applicable to the semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to the semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to the semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable to the semi-annual report.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the semi-annual report.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this semi-annual report.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Neither the registrant nor any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), purchased any shares or other units of any class of the registrant’s equity securities that is registered pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this item.

Item 11—Controls and Procedures

(a)                      The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)                     There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)        Not applicable.

(a)(2)        Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3)        Not applicable.

(b)                     Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Minnesota Municipal Income Fund II, Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: May 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: May 8, 2007

By:
/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
President

Date: May 8, 2007